   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 17, 1998

                                                       REGISTRATION NO. 33-61155
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                                AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:
                              EQUITY INVESTOR FUND
                            BLUE CHIP STOCK SERIES 3
                           PREMIER AMERICAN PORTFOLIO
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,  SALOMON SMITH BARNEY INC.
     FENNER & SMITH          388 GREENWICH ST.
      INCORPORATED              23RD FLOOR
   DEFINED ASSET FUNDS      NEW YORK, NY 10013
      P.O. BOX 9051
PRINCETON, NJ 08543-9051



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.      LAURIE A. HESSLEIN        ROBERT E. HOLLEY
      P.O. BOX 9051          388 GREENWICH ST.       1285 AVENUE OF THE
PRINCETON, NJ 08543-9051    NEW YORK, NY 10013            AMERICAS
                                                     NEW YORK, NY 10019



                                                         COPIES TO:
   LEE B. SPENCER, JR.      DOUGLAS LOWE, ESQ.     PIERRE DE SAINT PHALLE,
   ONE NEW YORK PLAZA    DEAN WITTER REYNOLDS INC.          ESQ.
   NEW YORK, NY 10292         TWO WORLD TRADE       450 LEXINGTON AVENUE
                            CENTER--59TH FLOOR       NEW YORK, NY 10017
                            NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 10, 1998.

Check box if it is proposed that this filing will become effective on November 20, 1998 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


EQUITY INVESTOR FUND          This Defined Fund seeks total return through a
BLUE CHIP STOCK               combination of capital appreciation and, to a
SERIES 3                      lesser extent, dividend income by investing for a
PREMIER AMERICAN              period of about nine months in a diversified
PORTFOLIO                     portfolio of relatively high-priced common stocks
(A UNIT INVESTMENT            issued primarily by leading American corporations
TRUST)                        having records of uninterrupted dividend payments
------------------------------over a relatively long period of time ('blue chip
/ / QUARTERLY INCOME          stocks'). There is no assurance that the Fund's
/ / PROFESSIONAL SELECTION    objectives will be met.
/ / DIVERSIFICATION           The value of the units will fluctuate with the
/ / REINVESTMENT OPTION       value of the common stocks in the Portfolio and no
                              assurance can be given that the underlying common stocks will continue to pay dividends or that the underlying common stocks or the units will appreciate in value.
                              Minimum purchase: $250.
                              No minimum purchase for Retirement Accounts.



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
SPONSORS:                      OF THIS DOCUMENT. ANY REPRESENTATION TO THE
Merrill Lynch,                 CONTRARY IS A CRIMINAL OFFENSE.
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Salomon Smith Barney Inc.      UNLESS ACCOMPANIED BY EQUITY INCOME FUND
Prudential Securities          PROSPECTUS PART B.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
PaineWebber Incorporated       1-800-323-1508.
Dean Witter Reynolds Inc.      PROSPECTUS PART A DATED NOVEMBER 20, 1998.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined bond funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

The 37 stocks represented in the Fund are issued by companies that are among the oldest, largest or most profitable American companies in their respective industries with established records of earnings. These are commonly known as 'blue chip' stocks. All but one have paid uninterrupted dividends over a relatively long period of time. One issuer, Berkshire Hathaway Inc., does not pay dividends but in the opinion of Defined Asset Funds research analysts otherwise qualifies as a blue chip stock and trades at a price prohibitive to most individual investors. Investing in the Portfolio, rather than in only one or two of the underlying common stocks, is a way to diversify your investment. This Fund was created August 22, 1995. The information in this Prospectus is as of July 31, 1998, the evaluation date. Based upon the principal business of each issuer and current market values, the following industries are represented in the Portfolio:
                                                                     APPROXIMATE
                                       PORTFOLIO PERCENTAGE

  / / Aerospace                                                               3%
/ / Chemical                                                                   7
/ / Conglomerates                                                             17
/ / Consumer Products                                                         16
/ / Drugs/Medical Products                                                    13
/ / Electronics                                                                9
/ / Insurance                                                                 10
/ / Petroleum                                                                  4
/ / Publishing/Broadcasting                                                    4
/ / Forest Products & Paper                                                    7
/ / Railroads                                                                  3
/ / Other                                                                      7
----------------------------------------------------------------
Defining Your Risks
----------------------------------------------------------------

Unit price fluctuates with the value of the Portfolio, and the value of the Portfolio could be affected by changes in the financial condition of the issuers, changes in the various industries represented in the Portfolio, movements in stock prices generally, the impact of the Sponsors' purchase and sale of the securities. Therefore, there is no guarantee that the objective of the Portfolio will be achieved.

The Fund is not considered to be concentrated in any particular category of securities (see Risk Factors in Part B).

Unlike a mutual fund, the Portfolio is not actively managed and the Sponsors receive no management fee. Therefore, the adverse financial condition of an issuer or any market movement in the price of a security will not necessarily require the sale of securities from the Portfolio or mean that the Sponsors will not continue to purchase the security in order to create additional Units. Although the Portfolio is regularly reviewed and evaluated and Sponsors may instruct the Trustee to sell securities under certain limited circumstances, securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation.

----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER 1,000 UNITS                  $1,822.45

The Public Offering Price as of July 31, 1998, the evaluation date, is based on the aggregate value of the underlying securities ($129,238,230) divided by the number of units outstanding (72,361,888) times 1,000, plus the initial sales charge. An amount equal to principal cash and income cash adjustments is added to the Public Offering Price. The Public Offering Price on any subsequent date will vary. The underlying securities, are valued by the Trustee on the basis of their closing sale prices at 4:00 p.m. Eastern time on every business day.

SALES CHARGES

The total sales charge for this investment combines an initial up-front sales charge and a deferred sales charge that will be deducted from the net asset value of the Portfolio quarterly on the 10th of February, May and August, 1999. The sales charge reduction for quantity purchases shown in Part B is not available for this Fund.

QUARTERLY INCOME DISTRIBUTIONS

Distributions of income, if any, will be paid on the 25th day of December, March and June, 1999, to Holders of record on the 10th day of those months. In order to meet certain tax requirements, a special distribution of income including capital gains, may be paid to holders of record as of a date in December. Any capital gain net income will generally be distributed after the end of the year. REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into additional units of the Portfolio subject only to the deferred sales charge remaining at the time of reinvestment. Reinvesting helps to compound your income for a greater total return.

TAXES

Distributions which are taxable as ordinary income to Holders will constitute dividends for Federal income tax purposes and may, subject to certain limitations, be eligible for the dividends-received deduction for certain corporations (see Taxes in Part B). Foreign holders should be aware that distributions from the Fund will generally be subject to information reporting and withholding taxes.

TAX BASIS REPORTING

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge. In addition, the annual statement and the relevant tax reporting forms you receive at year-end will reflect the actual amount paid to you (not including the deferred sales charge). Accordingly, you should not increase your basis in your units by the deferred sales charge.

TERMINATION DATE

The Portfolio will terminate by August 31, 1999. The final distribution will be made within a reasonable time afterward. The Portfolio may be terminated earlier if its value is less than 40% of the value of the securities when deposited. On the evaluation date, the value of the Portfolio was 129% of the value of the securities when deposited.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------
SALES CHARGE

First-time investors pay a 2.00% sales charge when they buy. In addition, a deferred sales charge of $1.625 per 1,000 units will be deducted on the 10th day of February, May and August. The sales charge reduction for quantity purchases shown in Part B is not available for this Fund. Although this is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                         As a %
                                      of Public        Amount per
                                  Offering Price      1,000 Units
                                  -----------------  --------------
Maximum Initial Sales Charge               2.00%       $    36.45
Maximum Deferred Sales Charge              0.45%             8.13
                                  -----------------  --------------
                                           2.45%       $    44.58
                                  -----------------  --------------
                                  -----------------  --------------
Maximum Sales Charge Imposed on
  Reinvested Dividends                     0.45%       $     8.13


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                    Amount per
                                                   1,000 Units
                                                  ---------------
Trustee's Fee                                        $    0.82
Portfolio Supervision, Bookkeeping and
  Administrative Fees                                $    0.45
Organizational Expenses                              $    0.68
Other Operating Expenses                             $    0.29
                                                  ---------------
TOTAL                                                $    2.24


This Portfolio (and therefore the investors) will bear all or a portion of its organizational costs--including costs of preparing the registration statement, the trust indenture and other closing documents, registering units with the SEC and the states, fees of the Portfolio Consultant and the initial audit of the Portfolio--as is common for mutual funds.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time prior to the termination of the Portfolio. Your price will be based on the then current net asset value. The redemption and secondary market repurchase price as of the evaluation date was $1,786.00 per 1,000 units ($36.45 per 1,000 units less than the Public Offering Price). This price reflects deductions of the deferred sales charge which declines over the life of the Portfolio. If you sell your units before the termination of the Portfolio, no further deferred sales charges will be deducted.

                                      A-3

EQUITY INVESTOR FUND, BLUE CHIP STOCK SERIES 3,
PREMIER AMERICAN PORTFOLIO,
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsors, Trustee and Holders
of Equity Investor Fund, Blue Chip Stock Series 3,
Premier American Portfolio,
Defined Asset Funds:

We have audited the accompanying statement of condition of Equity Investor Fund, Blue Chip
Stock Series 3, Premier American Portfolio, Defined Asset Funds, including the portfolio, as of July 31, 1998 and the related statements of operations and of changes in net assets for the years ended July 31, 1998 and 1997 and the period August 23, 1995 to July 31, 1996.
These financial statements are the responsibility of the Trustee.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Securities owned at July 31, 1998, as shown on such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee.  An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Investor Fund, Blue Chip Stock Series 3, Premier
American Portfolio, Defined Asset Funds at July 31, 1998 and the results of its operations and changes in its net assets for the above-stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

New York, New York
October 5, 1998
                                            D-1

EQUITY INVESTOR FUND, BLUE CHIP STOCK SERIES 3,
PREMIER AMERICAN PORTFOLIO,
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF JULY 31, 1998


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $74,951,344) (Note 1)                                         $129,238,230
  Deferred organization costs (Note 5)                                        56,134
  Dividends receivable                                                        82,106
  Proceeds receivable from securities sold                                   128,042
  Income cash                                                                 75,531

          Total trust property                                           129,580,043

LESS LIABILITIES:
  Other liabilities (Note 5)                              $    201,626
  Advance from Trustee                                           4,620
  Redemptions payable                                          127,189
  Accrued fees and expenses                                     20,773       354,208

NET ASSETS:
  Represented by:
    72,361,888 units of fractional undivided
      interest outstanding (Note 3)                        129,089,084
    Undistributed net investment income                        136,751  $129,225,835

UNIT VALUE ($129,225,835 / 72,361,888 units)                                $1.78583



                             See Notes to Financial Statements.


                                            D-2

EQUITY INVESTOR FUND, BLUE CHIP STOCK SERIES 3,
PREMIER AMERICAN PORTFOLIO,
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS



                                                                                  August 23,
                                                                                   1995 to
                                                        Years Ended July 31,       July 31,
                                                         1998         1997           1996

INVESTMENT INCOME:
  Dividend income                                    $ 1,623,259  $ 1,757,569   $  930,214
  Trustee's fees and expenses                            (77,363)     (89,155)     (73,272)
  Sponsors' fees                                         (37,415)     (24,650)     (24,215)

  Net investment income                                1,508,481    1,643,764      832,727

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on securities sold                     9,845,918    5,583,323       33,216
  Unrealized appreciation of investments               1,243,539   45,772,788    7,270,559

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS       11,089,457   51,356,111    7,303,775

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                         $12,597,938  $52,999,875   $8,136,502


                             See Notes to Financial Statements.


                                            D-3

EQUITY INVESTOR FUND, BLUE CHIP STOCK SERIES 3,
PREMIER AMERICAN PORTFOLIO,
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 August 23,
                                                                                  1995 to
                                                    Years Ended July 31,          July 31,
                                                    1998           1997            1996

OPERATIONS:
  Net investment income                         $  1,508,481   $  1,643,764   $    832,727
  Realized gain on securities sold                 9,845,918      5,583,323         33,216
  Unrealized appreciation of investments           1,243,539     45,772,788      7,270,559

  Net increase in net assets resulting
    from operations                               12,597,938     52,999,875      8,136,502

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income                                          (1,525,878)    (1,646,451)      (811,896)
  Principal                                       (7,933,751)

  Total distributions                             (9,459,629)    (1,646,451)      (811,896)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Creations of 2,985,411, 5,383,298 and
    85,884,154 units, respectively                 4,549,319      6,748,804     92,783,471
  Redemptions of 12,274,178 and 10,093,275
    units, respectively                          (20,835,751)   (14,766,158)
  Deferred organization costs                        (56,134)       (56,134)       (49,629)
  Deferred sales charge                             (509,737)      (571,156)      (289,536)

  Net capital share transactions                 (16,852,303)    (8,644,644)    92,444,306

NET (DECREASE) INCREASE IN NET ASSETS            (13,713,994)    42,708,780     99,768,912

NET ASSETS AT BEGINNING OF PERIOD                142,939,829    100,231,049        462,137

NET ASSETS AT END OF PERIOD                     $129,225,835   $142,939,829   $100,231,049

PER UNIT:
  Income distributions during period                $0.01978       $0.01876       $0.01210

  Principal distributions during period             $0.10304

  Net asset value at end of period                  $1.78583       $1.75063       $1.16061

  Units outstanding at end of period              72,361,888     81,650,655     86,360,632


                             See Notes to Financial Statements.

                                            D-4

EQUITY INVESTOR FUND, BLUE CHIP STOCK SERIES 3,
PREMIER AMERICAN PORTFOLIO,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment
     Trust.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles.

(a)  Securities are stated at market value; for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and for securities not so listed, value is based on the current bid price on the over-
the-counter market.  See "How to Sell Units - Trustee's Redemption of Units" in
this Prospectus, Part B.  Gains or losses on sales of securities are computed using the first-in, first-out method.

(b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(c)  Dividend income is recorded on the ex-dividend date.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders on the twenty-fifth day of
March, June, September and December.  Receipts other than dividends, after deductions for redemptions and applicable expenses, are distributed as explained in "Income,
Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

Cost of 72,361,888 units at Dates of Deposit                  $ 80,059,544
Less sales charge including deferred sales charges               1,383,496
                                                              ------------
Net amount applicable to Holders                                78,676,048
Redemption of units - net cost 22,367,453 units redeemed
  less redemption amounts                                      (11,240,659)
Realized gain on securities sold                                15,462,457
Organization costs                                                (161,897)
Principal distributions                                         (7,933,751)
Net unrealized appreciation of investments                      54,286,886
                                                              ------------
Net capital applicable to Holders                             $129,089,084

4.   INCOME TAXES

     As of July 31, 1998, net unrealized appreciation of investments, based on cost for
Federal income tax purposes, aggregated $54,286,886 of which $57,549,483 related to appreciated securities and $3,262,597 related to depreciated securities.  The cost of investment securities for Federal income tax purposes was $74,951,344 at July 31,
1998.


EQUITY INVESTOR FUND, BLUE CHIP STOCK SERIES 3,
PREMIER AMERICAN PORTFOLIO,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


5.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over the life of the Fund. Included in "Other liabilities" in the accompanying Statement of Condition is $201,626 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

EQUITY INVESTOR FUND, BLUE CHIP STOCK SERIES 3,
PREMIER AMERICAN PORTFOLIO,
DEFINED ASSET FUNDS

PORTFOLIO AS OF JULY 31, 1998

                                                         Current
                               Number of                  Annual
                               Shares of                 Dividend    Cost of
Portfolio No. and Title          Common     Percentage     Per      Securities
     of Securities               Stock      of Fund(3)   Share(2)    to Fund
Value(1)

 1  American Int'l Group, Inc.    41,800      4.88%      $0.30      $2,574,127    $ 6,303,962
 2  Berkshire Hathaway, Inc.         246     13.34                   7,894,360     17,245,830
 3  Boeing Co.                    33,300      1.00        0.56       1,275,851      1,292,456
 4  Clorox Co. (4)                32,800      2.60        1.44       1,289,745      3,362,000
 5  Coca-Cola Co.                 67,800      4.23        0.60       2,858,345      5,470,612
 6  Colgate-Palmolive Co.         57,650      4.12        1.10       2,162,888      5,329,022
 7  CSX Corp.                     62,700      1.96        1.20       2,802,946      2,535,431
 8  DuPont (E.I) De Nemours & Co. 66,000      3.17        1.40       2,381,950      4,092,000
 9  Emerson Elec. Co.             78,150      3.59        1.18       3,153,547      4,645,041
10  Exxon Corp.                   33,300      1.81        1.64       1,329,908      2,335,163
11  General Re Corp.              17,000      3.12        2.36       2,535,763      4,029,000
12  Hewlett-Packard Co.           71,300      3.06        0.64       3,213,559      3,957,150
13  Ikon Office Solution          94,400      0.79        0.16       3,545,632      1,014,800
14  International Paper           67,400      2.33        1.00       2,583,228      3,007,725
15  Johnson & Johnson             62,800      3.75        1.00       2,784,070      4,851,300
16  Kimberly-Clark Corp.          30,300      1.05        1.00       1,143,246      1,361,606
17  Marsh & McLennan              50,550      2.39        1.60       1,501,799      3,086,709
     Co's., Inc. (6)
18  McGraw-Hill Co., Inc.         33,200      2.10        1.56       1,424,353      2,720,325
19  Medtronic, Inc. (4)           81,750      3.92        0.26       2,270,812      5,063,391
20  Mobil Corp.                   32,500      1.75        2.28       1,770,025      2,266,875
21  Monsanto Co.                  84,650      3.71        0.12       1,937,257      4,793,306
22  J.P. Morgan & Co.             16,500      1.61        3.80       1,331,462      2,079,000
23  Motorola, Inc.                50,500      2.04        0.48       3,102,875      2,638,625
24  Nike, Inc. Class B            89,600      3.09        0.48       3,462,480      3,987,200
25  Norfolk Southern Corp. (5)    50,400      1.17        0.80       1,334,465      1,505,700
26  Procter & Gamble Co. (4)      33,500      2.06        1.14       1,425,519      2,659,063
27  Solutia, Inc. (7)             15,920      0.37        0.04         172,376       472,625
28  Texas Instruments, Inc. (4)   61,700      2.83        0.34       1,744,261      3,659,581
29  Textron, Inc.                 33,700      1.93        1.14       1,266,899      2,489,588
30  Tribune Co.                   32,100      1.67        0.68       1,058,559      2,158,725
31  TRW, Inc.                     33,700      1.40        1.24       1,341,335      1,826,119
32  United Technologies Corp.     56,050      4.16        1.44       2,802,753      5,370,291
33  Warner-Lambert Co. (5)        95,700      5.60        1.92       1,561,137      7,231,331
34  Xerox Corp.                   41,650      3.40        1.44       1,913,812      4,396,678
TOTAL                                       100.00%                $74,951,344   $129,238,230

(1) See Notes to Financial Statements.
(2) Based on latest quarterly or semi-annual ordinary dividend declared.
(3) Based on value.
(4) Includes 2-for-1 Split.
(5) Includes 3-for-1 Split.
(6) Includes 3-for-2 Split.
(7) Includes 1-for-5 Spin-off.




                                            D-7

                         AUTHORIZATION FOR REINVESTMENT
                              EQUITY INVESTOR FUND
                            BLUE CHIP STOCK SERIES 3
                           PREMIER AMERICAN PORTFOLIO
                              DEFINED ASSET FUNDS
/ / Yes, I want to participate in the Fund's Reinvestment Plan and purchase additional Units of the Fund each month.
     I hereby acknowledge receipt of the Prospectus for Equity Investor Fund, Blue Chip Stock Series 3, Premier American Portfolio, Defined Asset Funds and authorize The Chase Manhattan Bank to pay distributions on my Units as indicated below (distributions to be reinvested will be paid for my account to The Chase Manhattan Bank).


          Income distributions
                  (check one):         / / in cash      / / reinvested
                       Capital
          distributions (check
                         one):         / / in cash      / / reinvested


Please print or type


Name                                Registered Holder
Address
                                    Registered Holder
                               (Two signatures required if
                                      joint tenancy)
City  State  Zip Code


     This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

12345678

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 644, NEW YORK, NY                         NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          THE CHASE MANHATTAN BANK (MITF)                      UNITED STATES
          RETAIL PROCESSING DEPARTMENT
          BOWLING GREEN STATION
          P.O. BOX 5179
          NEW YORK, NY 10274-5179


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                             Defined
                             Asset FundsSM


SPONSORS:                          EQUITY INVESTOR FUND
Merrill Lynch,                     BLUE CHIP STOCK SERIES 3
Pierce, Fenner & Smith IncorporatedPREMIER AMERICAN PORTFOLIO
Defined Asset Funds                PROSPECTUS PART A
P.O. Box 9051                      This Prospectus consists of a Part A and a
Princeton, NJ 08543-9051           Part B. This Prospectus does not contain all
(609) 282-8500                     of the information with respect to the
Salomon Smith Barney Inc.          investment company set forth in its
Unit Trust Department              registration statement and exhibits relating
388 Greenwich Street--23rd Floor   thereto which have been filed with the
New York, NY 10013                 Securities and Exchange Commission,
(212) 816-4000                     Washington, D.C. under the Securities Act of
PaineWebber Incorporated           1933 and the Investment Company Act of 1940,
1200 Harbor Blvd.                  and to which reference is hereby made. Copies
Weehawken, NJ 07087                of filed material can be obtained from the
(201) 902-3000                     Public Reference Section of the Commission,
Prudential Securities Incorporated 450 Fifth Street, N.W., Washington, D.C.
One New York Plaza                 20549 at prescribed rates. The Commission
New York, NY 10292                 also maintains a Web site that contains
(212) 778-6164                     information statements and other information
Dean Witter Reynolds Inc.          regarding registrants such as Defined Asset
Two World Trade Center--59th Floor Funds that file electronically with the
New York, NY 10048                 Commission at http://www.sec.gov.
(212) 392-2222                     ------------------------------
TRUSTEE:                           No person is authorized to give any
The Chase Manhattan Bank           information or to make any representations
Customer Service Retail Department with respect to this investment company not
Bowling Green Station              contained in its registration statement and
P.O. Box 5179                      exhibits relating thereto; and any
New York, NY 10274-5179            information or representation not contained
1-800-323-1508                     therein must not be relied upon as having
                                   been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities to any person to whom it is not lawful to make such offer in such state.


                                                     15140--11/98

                   DEFINED ASSET FUNDS--EQUITY INVESTOR FUND
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet of the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibit:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Equity Income Fund, Select Ten Portfolio 1996 International Series B (United Kingdom and Japan
         Portfolios), 1933 Act File No. 333-00593).

                              EQUITY INVESTOR FUND
                            BLUE CHIP STOCK SERIES 3
                           PREMIER AMERICAN PORTFOLIO
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND, BLUE CHIP STOCK SERIES 3, PREMIER AMERICAN PORTFOLIO, DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 16TH DAY OF NOVEMBER, 1998.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      JOHN L. STEFFENS
      By ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753,
                                                              33-55073,
                                                              333-10441,
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      JOSEPH J. GRANO, JR.
      DONALD B. MARRON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)